Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Associated Financial Statement

The following table shows ROU assets and lease liabilities, and the associated financial statement line items:

	As of December 31, 2025	As of December 31, 2024

Assets
Operating lease right-of-use assets, net	$5,720	$9,918

Liabilities
Operating lease liabilities, current	$2,669	$4,218
Operating lease liabilities, non-current	$2,156	$4,719

Weighted average remaining lease term (in years)	2.58	3.25
Weighted average discount rate per annum (%)	5.84	5.84

Schedule of Operating Lease Activities

Information related to operating lease activities during the years ended December 31, 2025, 2024 and 2023 is set forth follows:

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023

Operating lease right-of-use assets extinguished in exchange for lease liabilities	$(181)	$(2,115)	$(1,347)

Operating lease expense
Amortization of operating lease right-of-use assets	4,172	5,796	8,096
Interest of operating lease liabilities	432	785	1,241
Total	$4,604	$6,581	$9,337

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities were as follows:

Twelve months ending December 31,	Lease Liabilities
2026	$2,746
2027	1,342
2028	496
2029	216
2030	183
Thereafter	250
Total lease payments	5,233
Less: imputed interest	(408)
Total	$4,825